Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2024
Financial Risk Management Objectives and Policies [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
41.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s principal financial instruments comprise cash and bank balances and interest-bearing bank and other borrowings. The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk, liquidity risk and equity price risk. The directors review and agree policies for managing each of these risks and they are summarized below.

Interest rate risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.

The Group’s policy is to manage its interest cost using a mix of fixed and floating rate debts.

As at December 31, 2024, the total interest-bearing bank borrowings of RMB1,116,015 (US$152,893) (December 31, 2023: RMB1,072,294) of the Group were with floating interest rates denominated in RMB.

The following table demonstrates the sensitivity to a reasonably possible change in the RMB interest rate, with all other variables held constant, of the Group’s loss before tax through the impact on floating rate borrowings. This analysis does not include the effect of interest capitalized.

	Increase/(decrease) in basis points	Increase/(decrease) in loss before tax
		RMB
2023
RMB	100	10,723
RMB	(100)	(10,723)
2024
RMB	100	11,160
RMB	(100)	(11,160)

Foreign currency risk

The Group has transactional currency exposures. Such exposures arise from sales or purchases by operating units and investing and financing activities in currencies other than the units’ functional currencies.

The following table demonstrates the sensitivity as at the end of each reporting period to a reasonably possible change in the US$ and HK$ exchange rates, with all other variables held constant, of the Group’s loss before tax and in other comprehensive income (without tax) due to changes in the fair values of monetary assets and liabilities.

	Increase/(decrease) in foreign currency rate	Increase/(decrease) in loss before tax	Increase/(decrease) in other comprehensive income (without tax)
	%	RMB	RMB
December 31, 2023
If RMB weakens against US$	5	(65)	20,987
If RMB strengthens against US$	(5)	65	(20,987)
December 31, 2024
If RMB weakens against US$	5	(44)	56,796
If RMB strengthens against US$	(5)	44	(56,796)

	Increase/(decrease) in foreign	Increase/(decrease) in loss	Increase/(decrease) in other comprehensive income
	currency rate	before tax	(without tax)
	%	RMB	RMB
December 31, 2023
If RMB weakens against HK$	5	(165)	—
If RMB strengthens against HK$	(5)	165	—
December 31, 2024
If RMB weakens against HK$	5	(691)	—
If RMB strengthens against HK$	(5)	691	—

Credit risk

The Group trades only with recognized and creditworthy third parties. Concentrations of credit risk are managed by customer. At the end of the reporting period, the Group had certain concentrations of credit risk as 73% (2023: 78%) and 96% (2023: 97%) of the Group’s trade receivables were due from the Group’s largest customer, respectively. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis and the Group’s exposure to bad debts is not significant.

The credit risk of the Group’s other financial assets, which comprise cash and bank balances, trade receivables, financial assets included in prepayments, deposits and other receivables and other non-current assets, arises from default of the counterparty, with a maximum exposure equal to the carrying amounts of these instruments.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification. The amounts presented are gross carrying amounts for financial assets.

As at December 31, 2023	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB	RMB	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets - Normal**	10,352	-	-	-	10,352
Cash and bank balances - Not yet past due	1,093,833	-	-	-	1,093,833
Trade receivables*	-	-	-	145,893	145,893
Financial assets included in other non-current assets - Normal**	3,000	-	-	-	3,000
Total	1,107,185	-	-	145,893	1,253,078

As at December 31, 2024	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets - Normal**	9,846	-	-	-	9,846	1,349
Cash and bank balances - Not yet past due	1,261,211	-	-	-	1,261,211	172,785
Trade receivables*	-	-	-	83,143	83,143	11,390
Financial assets included in other non-current assets - Normal**	2,439	-	-	-	2,439	334
Total	1,273,496	-	-	83,143	1,356,639	185,858

*	For trade receivables to which the Group applies the simplified approach for impairment, information based on provision matrix is disclosed in note 22 to the financial statements.

**	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Liquidity risk

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, lease liabilities and other interest-bearing loans. As at December 31, 2024, 47% (December 31, 2023: 34%) of the Group’s borrowings would mature in less than one year based on the carrying values of the borrowings.

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

As at December 31, 2023

	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB

Trade payables	-	72,445	-	-	72,445
Lease liabilities	-	11,813	13,579	-	25,392
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	671,206	747,848	656,457	2,075,511
Financial liabilities included in other payables and accruals	63,122	-	-	-	63,122
Long-term payables	-	20,000	20,000	-	40,000

Total	63,122	775,464	781,427	656,457	2,276,470

As at December 31, 2024

	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Trade payables	-	91,966	-	-	91,966	12,599
Lease liabilities	-	10,674	8,592	-	19,266	2,639
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	813,610	452,765	565,079	1,831,454	250,908
Financial liabilities included in other payables and accruals	73,670	-	-	-	73,670	10,094
Long-term payables	-	29,344	-	-	29,344	4,020

Total	73,670	945,594	461,357	565,079	2,045,700	280,260

Equity price risk

Equity price risk is the risk that the fair values of equity securities decrease as a result of changes in the levels of equity indices and the value of individual securities. The Group is exposed to equity price risk arising from individual equity investments included in financial assets at FVTPL (note 18) as at December 31, 2024. The Group’s listed investments are listed on NASDAQ and are valued at the quoted market price at the end of the reporting period.

The market equity index for the following stock exchange, at the close of business of the nearest trading day in the year to the end of the reporting period, and its respective highest and lowest points during the year were as follows:

	December 31,	High/low	December 31,	High/low
	2023	2023	2024	2024
United States–NASDAQ index	15,011	15,150/10,265	19,311	20,205/14,478

The following table demonstrates the sensitivity to every 5% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Decrease/(increase) in loss before tax
	RMB	RMB
2023
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	1,951	98
		(98)

2024
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	1,141	57
		(57)
NASDAQ - Financial assets at fair value through profit or loss in USD	156	8
		(8)

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the reporting year.

The Group monitors capital using a gearing ratio, which is net debt divided by the adjusted capital plus net debt. Net debt includes interest-bearing bank and other borrowings, trade payables, financial liabilities included in other payables and accruals and long-term payables, less cash and bank balances. Capital includes equity attributable to owners of the Company. The gearing ratios as at the end of the reporting periods were as follows:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Interest-bearing bank and other borrowings	1,795,595	1,668,497	228,583
Trade payables	72,445	91,966	12,599
Financial liabilities included in other payables and accruals	63,122	73,670	10,094
Long-term payables	37,458	29,344	4,020
Less: Cash and bank balances	(1,093,833)	(1,261,211)	(172,785)

Net debt	874,787	602,266	82,511

Equity attributable to owners of the Company	60,417	264,194	36,194

Adjusted capital	60,417	264,194	36,194

Capital and net debt	935,204	866,460	118,705

Gearing ratio	94%	70%	70%